Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of income tax expense recognized in the consolidated statement of profit or loss
The major components of income tax expense recognized in the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022 are as follows:

(in €‘000)	2024	2023	2022
Current income tax expense
Current income tax expense for the year	(857)	(927)	(1,058)
Adjustments in respect of current income tax of previous years	(15)	(34)	(64)
Total current tax expense	(872)	(961)	(1,122)
Deferred tax expense
Origination and reversal of temporary differences and tax losses	9,726	11,609	16,950
(De)recognition of deferred tax assets	(7,160)	(11,152)	(16,464)
Total deferred tax expense	2,566	457	486
Income tax expense	1,694	(504)	(636)

Summary of reconciliation of effective tax rate
The following table provides a reconciliation of the statutory income tax rate with the average effective income tax rate in the consolidated statement of profit or loss for the years ended December 31, 2024, 2023 and 2022:

	2024		2023		2022
	(in €‘000)	%	(in €‘000)	%	(in €‘000)	%
Effective tax reconciliation
Loss before income tax	(46,309)		(109,778)		(304,656)
Income tax at statutory tax rate of the Netherlands	11,948	(25.8)	28,323	(25.8)	78,601	(25.8)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions	308	(0.7)	31	—	165	(0.1)
Non-taxable income	7,112	(15.4)	96	(0.1)	7,987	(2.6)
Non-deductible expenses	(1,232)	2.7	(8,387)	7.6	(68,372)	22.4
Temporary differences for which no deferred tax is recognized	(8,894)	19.2	(9,305)	8.5	(2,412)	0.8
Adjustments previous year	(575)	1.2	(34)	—	(64)	—
(De)recognition of (un)recognized deferred tax assets	(7,160)	15.5	(11,152)	10.2	(16,464)	5.4
Other	187	(0.4)	(76)	0.1	(77)	—
Effective tax (rate)	1,694	(3.7)	(504)	0.5	(636)	0.2

Summary of deferred tax assets and liabilities
Deferred tax assets and liabilities

(in €‘000)	2024	2023
Deferred tax assets	807	523
Deferred tax liabilities	(1,549)	(2,184)
Balance at January 1	(742)	(1,661)
Movements in deferred tax
Recognition of losses	1,551	257
Acquisitions / Divestments	—	—
Movements of temporary differences	114	662
Recognition of tax credits	—	—
Balance at December 31	923	(742)
Deferred tax assets	1,563	807
Deferred tax liabilities	(640)	(1,549)
Balance at December 31	923	(742)

Summary of movements of temporary differences
The following table provides the origination of deferred tax assets and liabilities during the years ended December 31, 2024 and 2023 and where those movements have been recorded: the consolidated statement of profit or loss (“profit or loss”) or directly in equity or other comprehensive income (OCI).

			Recognized in
(in €‘000)	Net balance January 1	Acquisitions / divestments	Profit or loss	Equity / OCI	Net balance December 31	DTA	DTL
Movements in 2023
Property, plant and equipment	526	—	(741)	—	(215)	—	(215)
Intangible assets	(1,782)	—	(10)	—	(1,792)	—	(1,792)
Right-of-use assets	(12,085)	—	(8,802)	—	(20,887)	—	(20,887)
Trade and other receivables	449	—	164	—	613	628	(15)
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	9,315	—	8,468	—	17,783	20,114	(2,331)
Current lease liabilities	1,834	—	1,287	—	3,121	3,121	—
Provisions	107	—	15	1	123	123	—
Trade and other payables	368	—	(181)	—	187	187	—
Investments in equity securities	(970)	—	—	461	(509)	—	(509)
Net operating losses	577	—	257	—	834	834	—
Interest carry forward	—	—	—	—	—	—	—
Total	(1,661)	—	457	462	(742)	25,007	(25,749)

Set-off of deferred tax balances pursuant to set-off provisions*						(24,200)	24,200
Net deferred tax balances at December 31, 2023						807	(1,549)

Movements in 2024
Property, plant and equipment	(215)	—	(670)	—	(885)	—	(885)
Intangible assets	(1,792)	—	1,792	—	—	—	—
Right-of-use assets	(20,887)	—	(6,907)	—	(27,794)	—	(27,794)
Trade and other receivables	613	—	(4,044)	—	(3,431)	615	(4,046)
Inventories	—	—	—	—	—	—	—
Non-current lease liabilities	17,783	—	7,137	—	24,920	27,508	(2,588)
Current lease liabilities	3,121	—	319	—	3,440	3,440	—
Provisions	123	—	6	10	139	139	—
Trade and other payables	187	—	3,382	—	3,569	3,569	—
Investments in equity securities	(509)	—	—	(911)	(1,420)	—	(1,420)
Net operating losses	834	—	1,551	—	2,385	2,385	—
Interest carry forward	—	—	—	—	—	—	—
Total	(742)	—	2,566	(901)	923	37,656	(36,733)

Set-off of deferred tax balances pursuant to set-off provisions*						(36,093)	36,093
Net deferred tax balances at December 31, 2024						1,563	(640)
* The presentation in the balance sheet takes into consideration the offsetting of deferred tax assets and deferred tax liabilities within the same tax jurisdiction if permitted. The overall deferred tax position in a particular tax jurisdiction determines if a deferred tax balance related to that jurisdiction is presented within deferred tax assets or deferred tax liabilities.

Summary of unrecognized deferred tax assets
Unrecognized deferred tax assets

(in €‘000)	December 31, 2024	December 31, 2023
Tax losses	245,837	234,538
Deductible temporary differences	48,499	30,121
Tax credits	—	—
Interest carry forward	76,377	60,249
Total	370,713	324,908
Potential tax benefit	96,915	84,793